Commitments (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 17, 2022	May 18, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 23, 2022	Mar. 18, 2022	Nov. 15, 2021	Nov. 05, 2021	Nov. 02, 2021	Nov. 01, 2021	Oct. 08, 2021
Commitments (Details) [Line Items]
Underwriting agreement description			The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,025,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $7,043,750 in the aggregate was payable to the underwriter for deferred underwriting commissions.	The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,025,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $7,043,750 in the aggregate was payable to the underwriter for deferred underwriting commissions.
Accrued costs and expenses			$ 500,000	$ 500,000
Advisor fee								$ 200,000		$ 2,625,000	$ 1,500,000
Inclusive amount			500,000	500,000
Business combination amount			$ 2,125,000	2,125,000
Aggregate sales price							5.00%
Securities sold percentage							5.00%
Broker-dealer fee	$ 250,000
Redemption payment shares (in Shares)						15,092,126
Trust account total						$ 152,451,819
Common stock shares (in Shares)						5,032,874
Deposit amount					$ 240,000
Agreement fees unpaid				$ 500,000
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Purchase up additional shares (in Shares)			2,625,000	2,625,000
Strategic Advisor [Member]
Commitments (Details) [Line Items]
Agreement fees		$ 875,000		$ 875,000
Second Financial Advisor [Member]
Commitments (Details) [Line Items]
Financial advisor fee										$ 400,000
Third Financial Advisor [Member]
Commitments (Details) [Line Items]
Financial advisor fee									$ 500,000